Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
8.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of March 31,
	2021	2022
	$	$
At cost:
Machinery and equipment	11,738	11,707
Furniture and fixtures	91	89
Leasehold improvements	1,114	1,086
Motor vehicles	167	168

Total	13,110	13,050
Less: Accumulated depreciation and impairment	(12,277)	(12,407)

Property, plant and equipment, net	833	643

Depreciation expense incurred for the years ended March 31, 2020, 2021 and 2022 were $145, $159 and $162, respectively.

No impairment of property, plant and equipment was recognized during the years ended March 31, 2020, 2021 and 2022, respectively.